Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets Liabilities [Line Items]
Carry forward tax losses	$ 213,880	$ 235,942
Employee stock based compensation	23,950	19,846
Other	46,356	33,992
Deferred tax assets before valuation allowance	284,186	289,780
Valuation allowance	(213,690)	(234,600)
Deferred tax asset	70,496	55,180
Intangible assets	(7,901)	(7,773)
Undistributed earnings of subsidiary	(11,435)	(10,788)
Other	(3,121)	(1,638)
Deferred tax liability	(22,457)	(20,199)
Deferred tax asset, net	48,039	34,981
Current deferred tax asset, net	34,175	21,732
Non-current deferred tax asset, net	14,368	13,557
Non-current deferred tax liability, net	(504)	(308)
Deferred tax asset, net	$ 48,039	$ 34,981